DoubleLine Selective Credit Fund	(Unaudited)

Schedule of Investments	December 31, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 0.0%(a)
	Waterfall Commercial Mortgage Trust
61,968	Series 2015-SBC5-A	4.10	%(b)(c)	12/31/2026	61,395
	Total Asset Backed Obligations (Cost $61,968)				61,395
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 0.0%(a)
	JP Morgan Chase Commercial Mortgage Securities
350,000	Series 2018-WPT-EFL (1 mo. Term SOFR + 2.84%, 2.60% Floor)	6.66	%(c)	07/05/2033	138,253
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $349,125)				138,253
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 97.5%
	Adjustable Rate Mortgage Trust
2,218,658	Series 2005-10-5A1 (1 mo. Term SOFR + 0.63%, 0.52% Floor, 11.00% Cap)	4.37%		01/25/2036	2,144,127
	Ameriquest Mortgage Securities, Inc.
9,500,000	Series 2005-R4-M6 (1 mo. Term SOFR + 1.12%, 1.01% Floor)	4.85%		07/25/2035	8,724,101
	AMSR Trust
3,222,000	Series 2024-SFR1-B	4.29	%(c)(d)	07/17/2041	3,175,630
2,500,000	Series 2025-SFR1-B	3.66	%(c)	06/17/2042	2,392,398
10,000,000	Series 2025-SFR2-C	4.28	%(c)	11/17/2042	9,673,462
10,000,000	Series 2025-SFR2-D	4.28	%(c)	11/17/2042	9,604,727
	Angel Oak Mortgage Trust LLC
4,500,000	Series 2021-5-M1	2.39	%(b)(c)	07/25/2066	3,475,976
2,826,225	Series 2025-12-A3	5.34	%(c)(d)	12/25/2070	2,834,647
1,150,000	Series 2025-12-M1	5.77	%(c)(d)	12/25/2070	1,152,079
847,657	Series 2025-7-A3	5.92	%(c)(d)	06/25/2070	855,021
1,500,000	Series 2025-7-M1	6.35	%(b)(c)	06/25/2070	1,524,826
	Arroyo Mortgage Trust
7,539,000	Series 2019-3-M1	4.20	%(b)(c)	10/25/2048	7,106,192
	Asset Backed Securities Corp. Home Equity
3,597,244	Series 2003-HE1-M3 (1 mo. Term SOFR + 5.36%, 5.25% Floor)	9.11%		01/15/2033	3,351,395
	Banc of America Alternative Loan Trust
3,307,571	Series 2007-1-3A24	6.00%		04/25/2037	2,872,732
	Banc of America Funding Corp.
711,280	Series 2006-2-2A11	5.50%		03/25/2036	620,548
724,417	Series 2007-1-TA8	6.35	%(d)	01/25/2037	679,512
2,587,350	Series 2014-R8-A2 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.09	%(c)	06/26/2036	2,157,359
	Banc of America Mortgage Securities, Inc.
820,389	Series 2006-3-1A10	6.00%		10/25/2036	709,006
	Banco Santander SA
4,097,650	Series 2025-NQM5-M1	6.04	%(b)(c)	08/25/2065	4,123,149
	BCAP LLC Trust
7,541,142	Series 2012-RR4-6A2	5.54	%(b)(c)	11/26/2035	3,428,156
2,986,194	Series 2013-RR2-6A2	3.91	%(b)(c)	06/26/2037	2,349,919
	Bear Stearns Adjustable Rate Mortgage Trust
1,709,385	Series 2006-2-2A1	4.33	%(b)	07/25/2036	1,473,179
	Bear Stearns Alt-A Trust
1,366,328	Series 2005-10-23A1	4.72	%(b)	01/25/2036	1,270,520
5,406,095	Series 2006-3-21A1	4.42	%(b)	05/25/2036	3,821,555
1,158,175	Series 2006-4-31A1	4.54	%(b)	07/25/2036	661,560
	Bear Stearns Asset Backed Securities Trust
327,501	Series 2006-AC5-A1	6.75	%(d)	12/25/2036	368,613

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,942,726	Series 2006-AQ1-12A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.13%		10/25/2036	2,900,966
524,856	Series 2006-IM1-A1 (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.31%		04/25/2036	570,766
	BRAVO Residential Funding Trust
2,858,258	Series 2024-NQM1-A1	5.94	%(c)(d)	12/01/2063	2,879,761
900,000	Series 2024-NQM7-M1	6.38	%(b)(c)	10/27/2064	914,164
1,000,000	Series 2025-NQM10-M1	5.76	%(b)(c)	09/25/2065	1,002,486
	Carrington Mortgage Loan Trust
2,580,170	Series 2007-RFC1-A3 (1 mo. Term SOFR + 0.25%, 0.14% Floor, 14.50% Cap)	3.99%		12/25/2036	2,548,534
	Chase Mortgage Finance Corp.
1,557,678	Series 2006-S2-1A9	6.25%		10/25/2036	560,974
3,689,678	Series 2006-S3-1A2	6.00%		11/25/2036	1,520,873
311,861	Series 2007-S3-1A12	6.00%		05/25/2037	127,576
	CIM Trust
7,601,231	Series 2023-R2-A1	5.50	%(b)(c)	08/25/2064	7,689,092
8,443,954	Series 2023-R4-A1	5.00	%(b)(c)	05/25/2062	8,444,827
	Citigroup Mortgage Loan Trust, Inc.
327,835	Series 2005-9-21A2	5.50%		11/25/2035	333,001
446,392	Series 2007-AR8-1A1A	3.69	%(b)	08/25/2047	390,939
3,461,899	Series 2009-10-2A2	7.00	%(b)(c)	12/25/2035	2,474,125
7,064,748	Series 2019-A-PT1	3.92	%(c)	10/25/2058	5,899,715
6,454,482	Series 2020-RP1-A1	1.50	%(b)(c)	08/25/2064	5,826,079
1,040,000	Series 2020-RP1-M1	2.00	%(b)(c)	08/25/2064	814,020
874,000	Series 2020-RP1-M2	2.50	%(b)(c)	08/25/2064	678,726
738,000	Series 2020-RP1-M3	2.75	%(b)(c)	08/25/2064	553,423
1,923,929	Series 2020-RP1-PT5	6.46	%(b)(c)	08/25/2064	1,582,966
892,382	Series 2021-JL1-A	2.75	%(b)(c)	02/27/2062	872,236
	Citimortgage Alternative Loan Trust
700,897	Series 2006-A1-1A6	6.00%		04/25/2036	667,573
2,853,547	Series 2006-A2-A5 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	4.45%		05/25/2036	2,470,415
3,142,440	Series 2006-A2-A6 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	1.55	%(e)(f)	05/25/2036	238,600
4,854,871	Series 2007-A5-1A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.10% Cap)	4.35%		05/25/2037	4,068,020
4,854,871	Series 2007-A5-1A4 (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.75	%(e)(f)	05/25/2037	415,424
1,484,934	Series 2007-A6-1A4	6.00%		06/25/2037	1,368,826
1,011,960	Series 2007-A6-1A5	6.00%		06/25/2037	932,856
1,421,907	Series 2007-A8-A1	6.00%		10/25/2037	1,327,330
	Countrywide Alternative Loan Trust
1,262,385	Series 2004-27CB-A6	5.50%		12/25/2034	1,123,663
745,980	Series 2005-28CB-2A7	5.75%		08/25/2035	464,786
1,826,471	Series 2005-4-1A3	5.75%		04/25/2035	1,276,478
886,351	Series 2005-46CB-A20	5.50%		10/25/2035	609,608
3,010,365	Series 2005-55CB-2A1	5.50%		11/25/2035	1,627,378
1,821,148	Series 2005-65CB-1A11	6.00%		01/25/2036	1,230,546
126,922	Series 2005-73CB-1A3	6.25%		01/25/2036	125,719
2,428,795	Series 2005-79CB-A1 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 5.50% Cap)	4.40%		01/25/2036	1,143,433
2,428,794	Series 2005-79CB-A2 (-1 x 1 mo. Term SOFR + 4.84%, 0.00% Floor, 4.95% Cap)	1.10	%(e)(f)	01/25/2036	181,375
6,261,984	Series 2005-80CB-4A1	6.00%		02/25/2036	2,699,096
1,060,760	Series 2006-14CB-A8	6.00%		06/25/2036	559,850
9,771,589	Series 2006-31CB-A4	6.00%		11/25/2036	5,299,806
2,355,942	Series 2006-41CB-2A12	6.00%		01/25/2037	1,174,910
899,341	Series 2006-41CB-2A15	5.75%		01/25/2037	431,097
2,940,935	Series 2006-46-A6	6.00%		02/25/2047	1,394,409
1,497,205	Series 2006-7CB-2A1	6.50%		05/25/2036	600,345
950,722	Series 2006-8T1-1A4	6.00%		04/25/2036	439,955
917,727	Series 2006-J4-2A13	6.00%		07/25/2036	510,371
2,527,235	Series 2006-J4-2A8	6.00%		07/25/2036	1,405,460
882,958	Series 2006-J6-A5	6.00%		09/25/2036	399,888

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
751,511	Series 2007-13-A4	6.00%		06/25/2047	375,872
11,346,085	Series 2007-16CB-3A1 (1 mo. Term SOFR)	6.75%		08/25/2037	2,445,037
3,972,787	Series 2007-2CB-2A9	5.75%		03/25/2037	1,871,362
2,747,602	Series 2007-4CB-1A9	5.75%		04/25/2037	2,260,828
3,230,976	Series 2007-OA8-1A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.21%		06/25/2047	2,947,568
	Countrywide Asset-Backed Certificates
8,277,789	Series 2005-17-1AF4	6.55	%(d)	05/25/2036	6,901,758
9,304,037	Series 2006-25-M1 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.22%		06/25/2047	8,405,785
	Countrywide Home Loan Mortgage Pass Through Trust
79,687	Series 2006-10-1A11	5.85%		05/25/2036	29,411
1,964,678	Series 2006-13-1A17 (-1 x 1 mo. Term SOFR + 5.54%, 0.00% Floor, 5.65% Cap)	1.80	%(e)(f)	09/25/2036	236,852
1,964,678	Series 2006-13-1A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.25% Cap)	4.45%		09/25/2036	638,105
500,777	Series 2006-17-A6	6.00%		12/25/2036	219,175
1,189,162	Series 2006-19-1A7	6.00%		01/25/2037	543,381
1,529,867	Series 2006-9-A2	6.00%		05/25/2036	681,699
4,915,066	Series 2007-15-1A29	6.25%		09/25/2037	2,888,425
4,766,028	Series 2007-21-1A1	6.25%		02/25/2038	2,052,469
438,225	Series 2007-4-1A10	6.00%		05/25/2037	176,151
312,091	Series 2007-8-1A5	5.44%		01/25/2038	118,494
2,749,549	Series 2007-HYB1-2A1	4.02	%(b)	03/25/2037	2,340,174
	Credit Suisse First Boston Mortgage Securities Corp.
804,603	Series 2005-9-3A2	6.00%		10/25/2035	218,553
	Credit Suisse Management LLC
841,459	Series 2005-12-5A1	5.25%		01/25/2036	734,829
	Credit Suisse Mortgage Capital Certificates
697,879	Series 2006-6-1A10	6.00%		07/25/2036	304,392
3,244,594	Series 2006-7-10A1	6.75%		08/25/2036	1,563,126
290,802	Series 2008-2R-1A1	6.00	%(c)	07/25/2037	250,723
1,984,117	Series 2009-9R-10A2	5.50	%(c)	12/26/2035	1,110,800
3,800,000	Series 2020-AFC1-M1	2.84	%(b)(c)	02/25/2050	3,342,933
10,393,883	Series 2020-RPL1-PT1	3.29	%(b)(c)	10/25/2069	8,563,203
	Cross Mortgage Trust
1,400,000	Series 2025-H3-M1	6.85	%(b)(c)	04/25/2070	1,438,032
	Deutsche ALT-A Securities, Inc.
746,329	Series 2005-6-2A1	5.50%		12/25/2035	638,719
159,002	Series 2006-AB4-A1A (30 day avg SOFR US)	6.01	%(b)	10/25/2036	139,467
	Deutsche Mortgage Securities, Inc.
395,761	Series 2009-RS2-1A2	6.19	%(b)(c)	09/26/2036	393,440
	Ellington Financial Mortgage Trust
4,735,000	Series 2019-2-B1	4.07	%(b)(c)	11/25/2059	4,251,198
1,000,000	Series 2025-NQM5-M1	5.77	%(b)(c)	11/25/2070	1,002,385
	Fannie Mae Connecticut Avenue Securities
14,705,766	Series 2024-R04-1A1 (30 day avg SOFR US + 1.00%, 0.00% Floor)	4.87	%(c)	05/25/2044	14,722,166
	First Horizon Alternative Mortgage Securities
484,685	Series 2005-FA8-1A3	5.50%		11/25/2035	212,052
1,671,543	Series 2007-FA3-A8	6.00%		06/25/2037	500,824
1,786,923	Series 2007-FA4-1A4	6.25%		08/25/2037	598,552
	First Horizon Asset Securities, Inc.
120,946	Series 2006-1-1A2	6.00%		05/25/2036	46,198
	Freddie Mac Structured Agency Credit Risk Debt Notes
6,250,000	Series 2025-HQA1-M2 (30 day avg SOFR US + 1.65%, 0.00% Floor)	5.52	%(c)	02/25/2045	6,268,907
	Freedom Mortgage Parent LLC
10,000,000	Series 2021-GT1-A	3.62	%(b)(c)	07/25/2026	9,667,372
	Fremont Home Loan Trust
9,201,247	Series 2006-D-2A4 (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.29%		11/25/2036	3,231,729
	Greenpoint Mortgage Funding Trust
3,135,300	Series 2005-AR4-3A1 (12 Month US Treasury Average + 1.40%, 1.40% Floor)	5.43%		10/25/2045	2,463,889
	GS Mortgage-Backed Securities Trust
1,000,000	Series 2025-NQM5-M1	5.75	%(b)(c)	07/25/2065	999,865

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	GSAMP Trust
7,072,732	Series 2007-NC1-A1 (1 mo. Term SOFR + 0.37%, 0.26% Floor)	4.11%		12/25/2046	3,782,828
	GSR Mortgage Loan Trust
272,076	Series 2006-2F-3A4	6.00%		02/25/2036	109,619
1,512,040	Series 2006-9F-5A2 (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)	2.70	%(e)(f)	10/25/2036	220,305
1,512,040	Series 2006-9F-5A3 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.30%		10/25/2036	461,814
700,587	Series 2007-1F-3A14	5.75%		01/25/2037	401,526
1,528,009	Series 2007-2F-3A3	6.00%		03/25/2037	750,894
	Harborview Mortgage Loan Trust
3,057,253	Series 2006-BU1-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap)	4.27%		02/19/2046	2,838,052
4,170,102	Series 2007-7-1A1 (1 mo. Term SOFR + 2.11%, 0.00% Floor, 10.50% Cap)	5.85%		10/25/2037	3,419,293
	Home Partners of America Trust
3,657,908	Series 2019-2-C	3.02	%(c)	10/19/2039	3,562,186
3,892,366	Series 2019-2-D	3.12	%(c)	10/19/2039	3,781,224
7,326,807	Series 2019-2-E	3.32	%(c)	10/19/2039	7,118,284
	HSBC Asset Loan Obligation
1,713,854	Series 2007-1-3A6	6.00%		06/25/2037	709,027
	Indymac IMSC Mortgage Loan Trust
3,379,866	Series 2007-AR1-3A1	5.30	%(b)	06/25/2037	3,129,045
	JP Morgan Alternative Loan Trust
2,164,873	Series 2008-R2-A1	5.14	%(b)(c)	11/25/2036	1,129,790
	JP Morgan Mortgage Trust
349,608	Series 2005-S3-1A1	6.50%		01/25/2036	180,152
912,460	Series 2006-A5-3A2	4.82	%(b)	08/25/2036	700,761
1,866,023	Series 2007-S1-2A8	5.75%		03/25/2037	646,449
9,962,901	Series 2025-NQM1-A1	5.59	%(c)(d)	06/25/2065	10,058,063
1,500,000	Series 2025-NQM4-M1A	5.64	%(b)(c)	03/25/2066	1,502,063
3,200,000	Series 2025-NQM5-M1A	5.67	%(b)(c)	05/25/2065	3,214,544
	Lavender Trust/US
873,937	Series 2010-R11A-A4	3.07	%(b)(c)	10/26/2036	314,035
	Legacy Mortgage Asset Trust
9,577,528	Series 2019-RPL3-PT1	0.00	%(c)	06/25/2058	8,579,394
	Lehman Brothers Holdings, Inc.
1,208,156	Series 2007-1-2A2 (1 mo. Term SOFR + 0.31%, 0.20% Floor)	4.05	%(c)	06/25/2037	809,227
4,712,089	Series 2007-1-2A3 (1 mo. Term SOFR + 0.34%, 0.23% Floor)	4.08	%(c)	06/25/2037	3,155,081
	Lehman Mortgage Trust
618,395	Series 2007-1-1A2	5.75%		02/25/2037	628,444
	Lehman XS Trust
1,292,527	Series 2006-17-1A4A (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.19%		08/25/2046	1,222,141
	Long Beach Mortgage Loan Trust
6,341,921	Series 2006-2-2A4 (1 mo. Term SOFR + 0.69%, 0.58% Floor)	4.43%		03/25/2046	2,111,662
	Mastr Adjustable Rate Mortgages Trust
4,514,415	Series 2005-6-3A2	3.71	%(b)	07/25/2035	1,493,443
	MASTR Alternative Loans Trust
762,910	Series 2004-10-5A5	5.75%		09/25/2034	761,895
	Mastr Asset Backed Securities Trust
14,891,571	Series 2006-WMC3-A1 (1 mo. Term SOFR + 0.38%, 0.27% Floor)	4.12%		08/25/2036	5,433,127
	Merrill Lynch Alternative Note Asset
1,322,314	Series 2007-F1-2A6	6.00%		03/25/2037	414,194
	Merrill Lynch Mortgage Investors, Inc.
987,301	Series 2006-AF1-AF3B	6.25%		08/25/2036	352,064
	MFRA Trust
4,600,000	Series 2021-NQM2-M1	2.37	%(b)(c)	11/25/2064	3,630,558
1,000,000	Series 2023-NQM3-M1	7.45	%(b)(c)	07/25/2068	1,010,199
3,378,925	Series 2025-NQM3-A3	5.72	%(c)(d)	08/25/2070	3,399,420
	Morgan Stanley Mortgage Loan Trust
3,282,294	Series 2005-10-4A1	5.50%		12/25/2035	1,791,459
	New Residential Mortgage Loan Trust
1,900,000	Series 2025-NQM6-A3	5.34	%(c)(d)	10/25/2065	1,912,415

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,083,000	Series 2025-NQM6-M1	5.81	%(b)(c)	10/25/2065	2,111,812
	NMLT Trust
4,500,000	Series 2021-INV2-B1	3.32	%(b)(c)	08/25/2056	3,455,125
	Nomura Asset Acceptance Corp.
3,009,726	Series 2006-AP1-A2	5.52	%(b)	01/25/2036	846,814
603,532	Series 2007-1-1A1A	6.50	%(d)	03/25/2047	551,280
	Onslow Bay Mortgage Loan Trust
4,791,923	Series 2025-NQM2-A1	5.60	%(c)(d)	11/25/2064	4,838,192
4,143,565	Series 2025-NQM6-A1	5.60	%(c)(d)	03/25/2065	4,186,688
9,015,509	Series 2025-NQM7-A1	5.56	%(c)(d)	05/25/2055	9,106,255
9,014,862	Series 2025-NQM8-A1	5.47	%(c)(d)	03/25/2065	9,097,310
1,000,000	Series 2025-R1-A3	5.19	%(c)(d)	09/25/2062	998,944
1,350,000	Series 2025-R1-M1	5.75	%(b)(c)	09/25/2062	1,345,355
	Opteum Mortgage Acceptance Corp.
5,948,082	Series 2006-2-A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.39%		07/25/2036	1,941,175
	PR Mortgage Loan Trust
264,155	Series 2014-1-APT	5.85	%(b)(c)	10/25/2049	250,973
	Pretium Mortgage Credit Partners LLC
5,778,934	Series 2024-NPL9-A1	5.85	%(c)(d)	12/25/2054	5,786,495
5,747,070	Series 2025-NPL7-A1	5.66	%(c)(d)	07/25/2055	5,766,287
	Progress Residential Trust
10,000,000	Series 2025-SFR4-A	4.30	%(c)	08/17/2042	9,893,182
10,000,000	Series 2025-SFR4-B	4.70	%(c)	08/17/2042	9,941,184
12,650,000	Series 2025-SFR4-C	5.05	%(c)	08/17/2042	12,641,718
7,000,000	Series 2025-SFR5-C	4.00	%(c)	10/17/2042	6,695,837
	PRPM LLC
1,695,290	Series 2024-7-A1	5.87	%(c)(d)	11/25/2029	1,697,435
1,000,000	Series 2024-NQM4-M1A	6.52	%(b)(c)	12/26/2069	1,019,951
6,314,226	Series 2025-2-A1	6.47	%(c)(d)	05/25/2030	6,330,743
8,100,133	Series 2025-3-A1	6.26	%(c)(d)	05/25/2030	8,121,525
9,250,189	Series 2025-4-A1	6.18	%(c)(d)	06/25/2030	9,274,672
1,344,666	Series 2025-5-A1	5.73	%(c)(d)	07/25/2030	1,346,755
10,166,167	Series 2025-6-A1	5.77	%(c)(d)	08/25/2028	10,190,161
10,743,171	Series 2025-NQM2-A1	5.69	%(c)(d)	04/25/2070	10,833,927
1,286,257	Series 2025-NQM5-A1	5.18	%(b)(c)	10/25/2070	1,289,755
989,428	Series 2025-NQM5-A2	5.33	%(c)(d)	10/25/2070	992,038
989,428	Series 2025-NQM5-A3	5.43	%(c)(d)	10/25/2070	992,037
1,000,000	Series 2025-NQM5-B1	6.90	%(b)(c)	10/25/2070	1,002,610
1,000,000	Series 2025-NQM5-M1	5.90	%(b)(c)	10/25/2070	1,003,640
	RALI Trust
920,902	Series 2005-QS12-A3	5.50%		08/25/2035	812,047
654,619	Series 2005-QS13-1A6	5.50%		09/25/2035	522,881
317,833	Series 2006-QS12-1A1	6.50%		09/25/2036	124,744
1,316,276	Series 2006-QS12-2A12 (1 mo. Term SOFR + 0.31%, 0.20% Floor, 7.50% Cap)	4.05%		09/25/2036	955,556
1,316,276	Series 2006-QS12-2A13	3.09	%(f)(g)	09/25/2036	192,217
1,394,731	Series 2006-QS18-1A4	6.25%		12/25/2036	1,327,707
1,568,191	Series 2006-QS3-1A14	6.00%		03/25/2036	1,426,279
489,244	Series 2006-QS7-A2	6.00%		06/25/2036	401,766
3,743,347	Series 2007-QS1-1A2 (-1 x 1 mo. Term SOFR + 5.34%, 0.00% Floor, 5.45% Cap)	1.60	%(e)(f)	01/25/2037	318,059
3,939,965	Series 2007-QS1-1A5 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 6.00% Cap)	4.40%		01/25/2037	2,940,670
498,545	Series 2007-QS11-A1	7.00%		10/25/2037	400,663
272,681	Series 2007-QS5-A1	5.50%		03/25/2037	226,537
	RBSGC Mortgage Pass Through Certificates
392,153	Series 2007-A-2A4	6.25%		01/25/2037	361,793
	Renaissance NIM Trust
15,336,140	Series 2006-2-AF2	5.76	%(d)	08/25/2036	5,182,520
9,024,934	Series 2006-3-AF4	5.81	%(d)	11/25/2036	2,891,202
	Residential Asset Securitization Trust
4,189,721	Series 2006-A12-A1	6.25%		11/25/2036	1,459,423
933,628	Series 2006-A8-1A1	6.00%		08/25/2036	637,698
	Rithm Capital Corp.
2,300,000	Series 2019-NQM4-B1	3.74	%(b)(c)	09/25/2059	2,065,848

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Securitized Asset Backed Receivables LLC
7,411,691	Series 2006-NC1-A3 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.39%		03/25/2036	6,932,293
	Sequoia Mortgage Trust
154,886	Series 2013-9-AP	0.00	%(c)(h)	07/25/2043	111,086
	Starwood Mortgage Residential Trust
475,517	Series 2020-3-A1	1.49	%(b)(c)	04/25/2065	466,267
	Structured Adjustable Rate Mortgage Loan Trust
1,900,881	Series 2005-17-5A1	4.73	%(b)	08/25/2035	943,401
870,747	Series 2005-22-4A1	5.22	%(b)	12/25/2035	807,534
611,608	Series 2008-1-A2	4.44	%(b)	10/25/2037	491,578
	Structured Asset Mortgage Investments, Inc.
2,069,399	Series 2006-AR6-1A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 10.50% Cap)	4.21%		07/25/2046	1,822,834
2,107,613	Series 2006-AR6-1A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap)	4.23%		07/25/2046	1,716,704
3,587,081	Series 2006-AR7-A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap)	4.27%		08/25/2036	3,020,873
3,155,865	Series 2007-AR3-2A1 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap)	4.23%		09/25/2047	2,936,848
	Structured Asset Securities Corp.
4,500,000	Series 2007-BC4-M1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	3.34%		11/25/2037	3,730,699
10,968,927	Series 2007-RF1-1A (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.04	%(c)	03/25/2037	9,108,872
	Tricon Residential Trust
15,576,543	Series 2025-SFR2-A	5.20	%(c)	08/17/2044	15,734,570
	Velocity Commercial Capital Loan Trust
614,773	Series 2019-1-M6	6.79	%(b)(c)	03/25/2049	543,680
259,868	Series 2019-2-M5	4.93	%(b)(c)	07/25/2049	215,918
941,950	Series 2019-2-M6	6.30	%(b)(c)	07/25/2049	717,087
706,210	Series 2020-1-M6	5.69	%(b)(c)	02/25/2050	568,166
1,293,808	Series 2021-1-M3	2.57	%(b)(c)	05/25/2051	1,021,982
3,028,976	Series 2021-1-M4	2.85	%(b)(c)	05/25/2051	2,353,073
2,909,714	Series 2021-2-M4	3.08	%(b)(c)	08/25/2051	2,264,729
8,765,417	Series 2025-1-A	6.03	%(b)(c)	02/25/2055	8,878,708
8,474,021	Series 2025-3-A	5.87	%(b)(c)	06/25/2055	8,561,319
8,200,000	Series 2025-5-A	5.32	%(b)(c)	12/25/2055	8,233,764
	Vericrest Opportunity Loan Transferee
3,283,200	Series 2021-NP12-A1	6.73	%(c)(d)	12/26/2051	3,289,719
	Verus Securitization Trust
6,685,000	Series 2021-6-B1	4.05	%(b)(c)	10/25/2066	5,408,082
2,073,000	Series 2021-R2-B1	3.25	%(b)(c)	02/25/2064	1,702,163
5,858,927	Series 2024-9-A1	5.44	%(b)(c)	11/25/2069	5,903,083
937,139	Series 2025-10-A3	5.37	%(c)(d)	06/25/2070	940,879
9,636,698	Series 2025-4-A1	5.45	%(c)(d)	05/25/2070	9,729,960
2,036,000	Series 2025-5-M1	6.01	%(b)(c)	06/25/2070	2,055,770
793,121	Series 2025-R1-A3	5.77	%(c)(d)	05/25/2065	800,379
	WaMu Mortgage Pass Through Certificates
4,757,006	Series 2006-AR11-1A (12 Month US Treasury Average + 0.96%, 0.96% Floor)	4.99%		09/25/2046	3,973,762
7,346,165	Series 2006-AR18-1A1	3.66	%(b)	01/25/2037	6,389,152
5,831,365	Series 2007-HY7-3A1	4.18	%(b)	07/25/2037	5,354,657
	Washington Mutual Alternative Mortgage Pass-Through Certificates
753,505	Series 2005-10-2A8	6.00%		11/25/2035	724,942
2,206,768	Series 2006-5-2CB6	6.00%		07/25/2036	1,585,398
1,541,453	Series 2007-2-1A6	6.00%		04/25/2037	1,283,682
89,942	Series 2007-4-1A1	5.50%		06/25/2037	88,025
	Wells Fargo Mortgage Backed Securities Trust
258,381	Series 2006-AR4-2A1	6.06	%(b)	04/25/2036	256,026
1,559,468	Series 2007-7-A1	6.00%		06/25/2037	1,460,915
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $748,025,951)				643,779,496
SHORT TERM INVESTMENTS - 2.7%
5,924,944	First American Government Obligations Fund - U	3.69	%(i)		5,924,944
5,924,944	JPMorgan US Government Money Market Fund - IM	3.72	%(i)		5,924,944
5,924,943	MSILF Government Portfolio - Institutional	3.70	%(i)		5,924,943
	Total Short Term Investments (Cost $17,774,831)				17,774,831
	Total Investments - 100.2%(j) (Cost $766,211,875)				661,753,975
	Other Liabilities in Excess of Assets - (0.2)%				(1,131,230)
	NET ASSETS - 100.0%				$660,622,745

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	97.5%
Short Term Investments	2.7%
Non-Agency Commercial Mortgage Backed Obligations	0.0	%(a)
Asset Backed Obligations	0.0	%(a)
Other Assets and Liabilities	(0.2)%
Net Assets	100.0%

(a)	Represents less than 0.05% of net assets.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2025, the value of these securities total $429,758,026 or 65.1% of the Fund's net assets.
(d)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(f)	Interest only security
(g)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(h)	Principal only security
(i)	Seven-day yield as of period end.
(j)	100.0% of the total investments are based in the United States.

SOFR	Secured Overnight Financing Rate

Notes to Schedule of Investments

December 31, 2025 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services – Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of December 31, 2025:

Category
Investments in Securities
Level 1
Short Term Investments	$17,774,831
Total Level 1	17,774,831
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	$643,779,496
Non-Agency Commercial Mortgage Backed Obligations	138,253
Asset Backed Obligations	61,395
Total Level 2	643,979,144
Level 3	-
Total	$661,753,975

See the Schedule of Investments for further disaggregation of investment categories.